Income Tax/Deferred Tax - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate on dividends	7.00%